REVENUES BY PRODUCT AND GEOGRAPHY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF PRINCIPAL TRANSACTIONS REVENUE

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Sales of cleaning systems and other equipment	5,426	6,981
Provision of centralized dishware washing and general cleaning services	3,225	3,562
Leasing of dishware washing equipment	163	199
	8,814	10,742

	For the years ended December 31,
	2021	2022	2023	2023
	SGD’000	SGD’000	SGD’000	USD’000
Sales of cleaning systems and other equipment	8,975	11,443	10,991	8,331
Provision of centralized dishware washing and general cleaning services	5,636	6,879	6,710	5,086
Leasing of dishware washing equipment	153	309	331	251
Revenue	14,764	18,631	18,032	13,668

SCHEDULE OF REVENUE INFORMATION BY PRODUCT TYPE

The following tables present summary information by product type for the six-month periods ended June 30, 2024 and 2023, respectively:

	For the six-month period ended June 30, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	6,981	3,761	10,742
Gross profit	2,366	468	2,834

	For the six-month period ended June 30, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	5,426	3,388	8,814
Gross profit	1,630	468	2,098

The following tables present summary information by product type for the years ended December 31, 2021, 2022 and 2023, respectively:

	For the years ended December 31, 2023
	Cleaning Systems	Dishware Washing Services	Total	Total
	SGD’000	SGD’000	SGD’000	US$’000
Revenue	10,991	7,041	18,032	13,668
Gross Profit	3,421	945	4,366	3,309

	For the years ended December 31, 2022
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	11,443	7,188	18,631
Gross Profit	4,330	798	5,128

	For the years ended December 31, 2021
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	8,975	5,789	14,764
Gross Profit	2,090	258	2,348

SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHICAL CUSTOMER LOCATIONS

In the following tables, revenue is disaggregated by the geographical locations of customers.

	For the six-month period ended June 30, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	555	3,761	4,316
Malaysia	4,723	-	4,723
Other countries	1,703	-	1,703
	6,981	3,761	10,742

	For the six-month period ended June 30, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	2,952	3,388	6,340
Malaysia	843	-	843
Other countries	1,631	-	1,631
	5,426	3,388	8,814

In the following tables, revenue is disaggregated by the timing of revenue recognition.

	For the six-month period ended June 30, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	6,981	-	6,981
Over time	-	3,761	3,761
	6,981	3,761	10,742

	For the six-month period ended June 30, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	5,426	-	5,426
Over time	-	3,388	3,388
	5,426	3,388	8,814

In the following table, revenue is disaggregated by the geographical locations of customers and by the timing of revenue recognition.

	For the years ended December 31, 2023
	Cleaning Systems	Dishware Washing Services	Total	Total
	SGD’000	SGD’000	SGD’000	US$’000
Geographical location:
Singapore	6,128	7,041	13,169	9,982
Malaysia	1,018	-	1,018	772
Other countries	3,845	-	3,845	2,914
Revenue	10,991	7,041	18,032	13,668

	For the years ended December 31, 2022
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	2,946	7,188	10,134
Malaysia	4,264	-	4,264
Other countries	4,233	-	4,233
Revenue	11,443	7,188	18,631

	For the years ended December 31, 2021
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	651	5,789	6,440
Malaysia	4,877	-	4,877
Other countries	3,447	-	3,447
Revenue	8,975	5,789	14,764

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the years ended December 31, 2023
	Cleaning Systems	Dishware Washing Services	Total	Total
	SGD’000	SGD’000	SGD’000	US$’000
Timing of revenue recognition:
Point in time	10,991	-	10,991	8,331
Over time	-	7,041	7,041	5,337
Revenue	10,991	7,041	18,032	13,668

	For the years ended December 31, 2022
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	11,443	-	11,443
Over time	-	7,188	7,188
Revenue	11,443	7,188	18,631

	For the years ended December 31, 2021
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	8,975	-	8,975
Over time	-	5,789	5,789
Revenue	8,975	5,789	14,764